Assets Held for Sale	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Assets Held for Sale

3.       Assets Held for Sale

The Company fully discontinued its production in Wuxi by the end of June 2013 due to sustained losses generated from FPC production and a lack of customers for LCM for tablets. The Company was seeking a potential buyer for all its long-lived assets related to FPC production since June 2013, hence these assets were classified as assets held for sale in 2013. During 2014, $16,316 of long-lived assets was reclassified to assets held for sale, and $19,035 of additional impairment was recorded on the production machineries because management assessed that the market value was lower than the net book value. No additional impairment loss was made on the asset held for sale in 2015, 2016 and 2017.

However, in December of 2017, management decided not to sell the assets in Wuxi, instead, the assets held for sale were reclassified as property, plant, and equipment.

$25 of assets held for sale was disposed of with the consideration of $34 and a gain of $9 which is included in other income, net in the year 2017.

Assets held for sale are comprised of the following:

At December 31,	2016	2017
At net book value:
Land	$341	$—
Buildings	16,496	—
Machinery and equipment	23	—
Leasehold improvements	2,097	—
Others	13	—
Total	$18,970	$—